S000027327 [Member] Investment Objectives and Goals - iShares MSCI Europe Financials ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EUROPE FINANCIALS ETF Ticker: EUFNStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector.